Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill and other intangible assets

December 31, (in millions)	2010	2009	2008

Goodwill	$48,854	$48,357	$48,027
Mortgage servicing rights	13,649	15,531	9,403

Other intangible assets
Purchased credit card relationships	$897	$1,246	$1,649
Other credit card–related intangibles	593	691	743
Core deposit intangibles	879	1,207	1,597
Other intangibles	1,670	1,477	1,592

Total other intangible assets	$4,039	$4,621	$5,581

Goodwill attributed to the business segments

December 31, (in millions)	2010	2009	2008

Investment Bank	$5,278	$4,959	$4,765
Retail Financial Services	16,496	16,514	16,210
Card Services & Auto	14,522	14,451	14,607
Commercial Banking	2,866	2,868	2,870
Treasury & Securities Services	1,680	1,667	1,633
Asset Management	7,635	7,521	7,565
Corporate/Private Equity	377	377	377

Total goodwill	$48,854	$48,357	$48,027

Changes in the carrying amount of goodwill

Year ended December 31, (in millions)	2010	2009	2008

Beginning balance at January 1,(a):	$48,357	$48,027	$45,270
Changes from:
Business combinations	556	271	2,481
Dispositions	(19)	—	(38)
Other(b)	(40)	59	314

Balance at December 31,(a)	$48,854	$48,357	$48,027

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Mortgage servicing rights activity

Year ended December 31,
(in millions, except where otherwise noted)	2010	2009	2008

Fair value at beginning of period	$15,531	$9,403	$8,632
MSR activity
Originations of MSRs	3,153	3,615	3,061
Purchase of MSRs	26	2	6,755 (f)
Disposition of MSRs	(407)	(10)	–

Total net additions	2,772	3,607	9,816
Change in valuation due to inputs and assumptions(a)	(2,268)	5,807	(6,933)
Other changes in fair value(b)	(2,386)	(3,286)	(2,112)

Total change in fair value of MSRs(c)	(4,654)	2,521	(9,045)

Fair value at December 31(d)	$13,649	$15,531	$9,403

Change in unrealized gains/ (losses) included in income related to MSRs held at December 31	$(2,268)	$5,807	$(6,933)

Contractual service fees, late fees and other ancillary fees included in income	$4,484	$4,818	$3,353

Third-party mortgage loans serviced at December 31 (in billions)	$976	$1,091	$1,185

Servicer advances, net at December 31 (in billions)(e)	$9.9	$7.7	$5.2

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model. “Total realized/unrealized gains/(losses)” columns in the Changes in level 3 recurring fair value measurements tables in Note 3 on pages 170–187 of this Annual Report include these amounts.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (or time decay). “Purchases, issuances, settlements, net” columns in the Changes in level 3 recurring fair value measurements tables in Note 3 on pages 170–187 of this Annual Report include these amounts.

(c)	Includes changes related to commercial real estate of $(1) million, $(4) million and $(4) million for the years ended December 31, 2010, 2009 and 2008, respectively.

(d)	Includes $40 million, $41 million and $55 million related to commercial real estate at December 31, 2010, 2009 and 2008, respectively.

(e)	Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

(f)	Includes MSRs acquired as a result of the Washington Mutual transaction (of which $59 million related to commercial real estate) and the Bear Stearns merger. For further discussion, see Note 2 on pages 166–170 of this Annual Report.

RFS mortgage fees and related income

Year ended December 31,
(in millions)	2010	2009	2008

RFS mortgage fees and related income
Net production revenue:
Production revenue	$3,440	$2,115	$1,150
Repurchase losses	(2,912)	(1,612)	(252)

Net production revenue	$528	$503	$898

Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	4,575	4,942	3,258
Other changes in MSR asset fair value(a)	(2,384)	(3,279)	(2,052)

Total operating revenue	2,191	1,663	1,206

Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(2,268)	5,804	(6,849)
Derivative valuation adjust- ments and other	3,404	(4,176)	8,366

Total risk management	1,136	1,628	1,517

Total RFS net mortgage servicing revenue	3,327	3,291	2,723

All other(c)	15	(116)	(154)

Mortgage fees and related income	$3,870	$3,678	$3,467

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (or time decay). “Purchases, issuances, settlements, net” columns in the Changes in level 3 recurring fair value measurements tables in Note 3 on pages 170–187 of this Annual Report include these amounts.

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model. “Total realized/unrealized gains/(losses)” columns in the Changes in level 3 recurring fair value measurements tables in Note 3 on pages 170–187 of this Annual Report include these amounts.

(c)	Primarily represents risk management activities performed by the Chief Investment Office (“CIO”) in the Corporate sector.

Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs)

Year ended December 31,
(in millions, except rates)	2010	2009

Weighted-average prepayment speed assumption (CPR)	11.29%	11.37%
Impact on fair value of 10% adverse change	$(809)	$(896)
Impact on fair value of 20% adverse change	(1,568)	(1,731)

Weighted-average option adjusted spread	3.94%	4.63%
Impact on fair value of 100 basis points adverse change	$(578)	$(641)
Impact on fair value of 200 basis points adverse change	(1,109)	(1,232)

Intangible assets components of credit card relationships, core deposits and other intangible assets

	2010			2009
			Net			Net
	Gross	Accumulated	carrying	Gross	Accumulated	carrying
December 31, (in millions)	amount	amortization	value	amount	amortization	value

Purchased credit card relationships	$5,789	$4,892	$897	$5,783	$4,537	$1,246
Other credit card–related intangibles	907	314	593	894	203	691
Core deposit intangibles	4,280	3,401	879	4,280	3,073	1,207
Other intangibles	2,515	845	1,670	2,200	723	1,477

Amortization expense related to credit card relationships, core deposits and other intangible assets

Year ended December 31, (in millions)	2010	2009	2008

Purchased credit card relationships	$355	$421	$625
All other intangibles:
Other credit card–related intangibles	111	94	33
Core deposit intangibles	328	390	469
Other intangibles	142	145	136

Total amortization expense	$936	$1,050	$1,263

Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets

		Other credit
	Purchased credit	card-related	Core deposit	All other
Year ended December 31, (in millions)	card relationships	intangibles	intangibles	intangible assets	Total

2011	$294	$103	$284	$116	$797
2012	254	106	240	111	711
2013	213	103	195	108	619
2014	109	102	100	94	405
2015	23	95	25	76	219